Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operating activities
Income / (loss) for the period	€ 20,527	€ 8,488
Adjustments for the period:
Income taxes	0	4
Depreciation and amortisation	551	423
Net gain from disposal of leasehold improvements and equipment	0	(9)
Share based payments	1,410	1,167
Finance income / costs - net	(653)	(180)
Total	(19,219)	(7,083)
Change in trade and other receivables	(649)	228
Change in inventories	(125)	(70)
Change in other assets	0	(2,586)
Change in trade, other payables, provisions and contract liabilities	(11,757)	(9,484)
Cash used in operating activities	(31,750)	(18,995)
Interest received	276	188
Paid interest	(64)	(134)
Net cash used in operating activities	(31,538)	(18,941)
Cash flow from investing activities
Purchase of intangible assets	(2)	(142)
Purchase of leasehold improvements and equipment	(174)	(755)
Cash paid for investments in financial assets	(8,101)	(35,262)
Cash received from maturity of financial assets	9,088	25,748
Net cash used for investing activities	811	(10,411)
Cash flow from financing activities
Proceeds from issue of common shares	21,785	13
Transaction costs related to issue of common shares	(754)	0
Proceeds from borrowings	0	562
Repayment of lease liabilities	(257)	(206)
Repayment of borrowings	(1,128)	(1,649)
Cash flow from financing activities	19,646	(1,280)
Exchange-rate related changes of cash and cash equivalents	431	(210)
Net changes to cash and cash equivalents	(11,081)	(30,632)
Cash and cash equivalents at the beginning of the period	95,234	94,829
Cash and cash equivalents at the end of the period	84,584	63,987
Cash and cash equivalents at the end of the year	€ 84,584	€ 63,987